Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated November 1, 2018

to the Currently Effective Prospectus

The Board of Trustees (“Board”) of Janus Detroit Street Trust (the “Trust”) approved a number of changes for Janus Henderson Short Duration Income ETF (the “Fund”). These changes are described below, along with the corresponding changes to the Fund’s Prospectus.

First, the Board approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of the Fund. The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital as the Fund’s assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.35%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Second, the Board approved removing the 3-Month USD LIBOR (“LIBOR”) as the Fund’s benchmark index and replacing it with the FTSE 3-Month US Treasury Bill Index. This change in benchmarks results in corresponding changes to the Fund’s investment objective and principal investment strategies to reflect the new benchmark index. This change in benchmarks is not expected to impact how the Fund is managed.

Third, Janus Capital has named Jason England as an additional co-portfolio manager of the Fund, effective November 1, 2018.

Effective November 1, 2018, the Fund’s Prospectus is supplemented as follows to reflect each of the changes noted above:

1.	The following replaces corresponding information appearing under “Management of the Fund—Management Expenses”:

The following table reflects the Fund’s contractual Management Fee rate (expressed as an annual rate) through October 31, 2018. The rate shown is a fixed rate based on the Fund’s average daily net assets.

Fund Name	Average Daily Net Assets of the Fund	Contractual Management Fee (%) (annual rate)
Janus Henderson Short Duration Income ETF	All Asset Levels	0.35

Effective November 1, 2018, the Fund has implemented a new management fee rate schedule, as shown in the table below (expressed as an annual rate). The rates shown are fixed rates based on the Fund’s daily net assets.

Fund Name	Daily Net Assets of the Fund	Contractual Management Fee (%) (annual rate)
Janus Henderson Short Duration Income ETF	$0-$500 million Next $500 million Over $1 billion	0.35 0.28 0.20

The chart below shows the Fund’s hypothetical, blended fee rate based on the Fund’s daily net assets at varying asset levels.

Fund Assets	Effective Blended Rate Management Fee (%) (annual rate)
$500 million	0.35
$750 million	0.327
$1.0 billion	0.315
$1.25 billion	0.292
$1.5 billion	0.277
$2.0 billion	0.258
$2.5 billion	0.246
$3.0 billion	0.238
$4.0 billion	0.229
$5.0 billion	0.223
$6.0 billion	0.219

2.

The following replaces the Fund’s Investment Objective under “Investment Objective” in the “Fund Summary” section of the Prospectus, to reflect replacing LIBOR with the FTSE 3-Month US Treasury Bill Index:

Janus Henderson Short Duration Income ETF seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month US Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility.

3.

The following replaces the corresponding information under “Principal Investment Strategies” in the “Fund Summary” section of the Prospectus, to reflect replacing LIBOR with the FTSE 3-Month US Treasury Bill Index:

As a general indication of the Fund’s risk/return profile, the portfolio managers will seek to select fixed-income instruments that can provide a return of 2-3% above the FTSE 3-Month US Treasury Bill Index.

Under normal circumstances, the average portfolio duration of the Fund generally will be within 0-2 years of the FTSE 3-Month US Treasury Bill Index.

2

4.	The following replaces the corresponding information under “Performance Information” in the “Fund Summary” section of the Prospectus:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception 11/16/2016
Janus Henderson Short Duration Income ETF
Return Before Taxes	2.07%	1.86%
Return After Taxes on Distributions	1.28%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares	1.17%	1.09%
FTSE 3-Month US Treasury Bill Index(1) (reflects no deductions for fees, expenses or taxes)	0.84%	1.13%
3-Month USD LIBOR(1) (reflects no deductions for fees, expenses or taxes)	1.11%	1.08%
(1)

Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown. The Fund has elected to use the FTSE 3-Month US Treasury Bill Index as the Fund’s broad-based securities market index instead of the 3-Month USD LIBOR because: (i) Janus Capital believes the FTSE 3-Month US Treasury Bill Index is a more appropriate benchmark against which to measure the Fund’s performance; and (2) regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021.

5.	The following replaces in its entirety the corresponding information under “Management” in the “Fund Summary” section of the Prospectus:

Portfolio Managers:  Nick Maroutsos is Co-Portfolio Manager of the Fund, which he has managed since November 2016. Daniel Siluk is Co-Portfolio Manager of the Fund, which he has managed since November 2016. Jason England is Co-Portfolio Manager of the Fund, which he has managed since November 2018.

6.	The following replaces the first sentence under “Management of the Fund—Investment Personnel” section of the Prospectus related to the portfolio management of the Fund:

Co-Portfolio Managers Nick Maroutsos, Daniel Siluk, and Jason England are responsible for the day-to-day management of the Fund, with no limitation on the authority of any co-portfolio manager in relation to the others.

7.	The following supplements the information under “Management of the Fund—Investment Personnel” section of the Prospectus related to the portfolio management of the Fund:

Jason England is Co-Portfolio Manager of Janus Henderson Short Duration Income ETF, which he has managed since November 2018. Mr. England is also a Portfolio Manager of other Janus Henderson accounts. Prior to joining Janus Capital in 2017, Mr. England was with Pacific Investment Management Company (PIMCO), most recently as senior vice president and portfolio manager for core sector fund separate account portfolios. While at PIMCO from 1994 to 2015, he was involved with launching their first hedge fund, exchange traded fund and global multi-asset product portfolios as well as management of numerous fixed income and asset allocation portfolios. Mr. England received both a Bachelor’s degree in Business Administration and Finance and a Master of Business Administration degree from the University of Southern California Marshall School of Business.

Please retain this Supplement with your records.

3

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated November 1, 2018

to the Currently Effective Statement of Additional Information

The Statement of Additional Information for Janus Henderson Short Duration Income ETF is supplemented effective November 1, 2018, as follows:

1.	The following replaces the corresponding information under “Investment Adviser-Janus Capital Management LLC”:

The Fund pays a monthly Management Fee to Janus Capital for its services. The fee is based on the average daily net assets of the Fund and is calculated at the following annual rate through October 31, 2018.

Fund Name	Average Daily Net Assets of the Fund	Contractual Management Fees (%) (annual rate)
Janus Henderson Short Duration Income ETF	All Asset Levels	0.35

Effective November 1, 2018, the Fund has implemented a new management fee rate schedule, as shown in the table below (expressed as an annual rate). The fee is based on the Fund’s daily net assets.

Fund Name	Daily Net Assets of the Fund	Contractual Management Fees (%) (annual rate)
Janus Henderson Short Duration Income ETF	$0-$500 million Next $500 million Over $1 billion	0.35 0.28 0.20

2.

The following replaces the first sentence under “Creation and Redemption of Creation Units—Timing of Submission of Purchase Orders” in the “Shares of the Trust” section, which provides for a new “Cutoff Time” for the submission of purchase orders:

An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 3:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV.

3.

The following replaces the corresponding information in the first paragraph under “Creation and Redemption of Creation Units—Placement of Redemption Orders” in the “Shares of the Trust” section, which provides for a new time for submitting a request to redeem shares:

An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 3:00 p.m. Eastern time on any Business Day, in order to receive that day’s NAV.

4.

The following replaces the corresponding information under “Creation and Redemption of Creation Units—Costs Associated with Creation Transactions” in the “Shares of the Trust” section, which lowers the variable fee for non-standard orders and creations and redemptions in whole or partial cash:

Variable Charge (as a percentage of the net asset value per Creation Unit)
Janus Henderson Short Duration Income ETF	0.01%

5.	The following supplements information under “Janus Investment Personnel-Other Accounts Managed” in the “Trustees and Officers” section:

To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the following portfolio manager as of September 21, 2018. For any co-managed Fund or account, the assets reflect total Fund assets. If applicable, accounts included under Other Registered Investment Companies only include U.S. registered investment companies. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jason England*	Number of Other Accounts Managed Assets in Other Accounts Managed	0 $0	0 $0	0 $0
*	Effective November 1, 2018, Co-Portfolio Manager Jason England assumed shared responsibility for the day-to-day management of Janus Henderson Short Duration Income ETF.

6.	The following supplements information under “Ownership of Securities” in the “Trustees and Officers” section, describing the ownership of securities in the Fund by the Fund’s portfolio managers:

As of September 21, 2018, the following portfolio manager of the Fund beneficially owned securities of the Fund he co-manages in the dollar range shown in the following table.

Investment Personnel	Dollar Range of Equity Securities in the Fund Managed
Jason England*	$100,001-$500,000
*	Effective November 1, 2018, Co-Portfolio Manager Jason England assumed shared responsibility for the day-to-day management of Janus Henderson Short Duration Income ETF.

Please retain this Supplement with your records.

2

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

The Long-Term Care ETF

The Obesity ETF

The Organics ETF

Supplement dated November 1, 2018

to the Currently Effective Prospectuses

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, and The Organics ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital and also provides for further management fee rate reductions as assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.50%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective November 1, 2018, the following replaces the corresponding information under “Fund Summary-Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
(1)

The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.50% to 0.35% to reflect a new management fee rate schedule effective November 1, 2018. The restated Management Fee is based on assets under management as of September 21, 2018 and assumes the Fund held such assets as of October 31, 2018, the Fund’s fiscal year end.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

2.	The following supplements information under “Management of the Fund—Management Expenses” for each of the Funds:

Effective November 1, 2018, the Fund has implemented a new management fee rate schedule, as shown in the table below (expressed as an annual rate). The rates shown are fixed rates based on the Fund’s daily net assets.

Daily Net Assets of the Fund	Contractual Management Fee (annual rate)
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

The chart below shows the Fund’s hypothetical, blended fee rate based on the Fund’s daily net assets at varying asset levels.

Fund Assets	Effective Blended Rate Management Fee (%) (annual rate)
$500 million	0.35
$750 million	0.327
$1.0 billion	0.315
$1.25 billion	0.292
$1.5 billion	0.277
$2.0 billion	0.258
$2.5 billion	0.246
$3.0 billion	0.238
$4.0 billion	0.229
$5.0 billion	0.223
$6.0 billion	0.219

Please retain this Supplement with your records.

2

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

Supplement dated November 1, 2018

to the Currently Effective Statement of Additional Information

The following replaces the corresponding information under “Investment Adviser-Janus Capital Management LLC”:

Each Fund pays a monthly Management Fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and is calculated at the following annual rate through October 31, 2018.

Fund Name	Average Daily Net Assets of the Fund	Contractual Management Fees (%) (annual rate)
Janus Henderson Small Cap Growth Alpha ETF	All Asset Levels	0.50
Janus Henderson Small/Mid Cap Growth Alpha ETF	All Asset Levels	0.50

Effective November 1, 2018, each Fund has implemented a new management fee rate schedule, as shown in the table below (expressed as an annual rate). The fee is based on the Fund’s daily net assets.

Fund Name	Daily Net Assets of the Fund	Contractual Management Fees (%) (annual rate)
Janus Henderson Small Cap Growth Alpha ETF	$0-$500 million Next $500 million Over $1 billion	0.35 0.28 0.20
Janus Henderson Small/Mid Cap Growth Alpha ETF	$0-$500 million Next $500 million Over $1 billion	0.35 0.28 0.20

Please retain this Supplement with your records.

Janus Detroit Street Trust

The Long-Term Care ETF

The Obesity ETF

The Organics ETF

Supplement dated November 1, 2018

to the Currently Effective Statement of Additional Information

The following replaces the corresponding information under “Investment Adviser-Janus Capital Management LLC”:

Each Fund pays a monthly Management Fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and is calculated at the following annual rate through October 31, 2018.

Fund Name	Average Daily Net Assets of the Fund	Contractual Management Fees (%) (annual rate)
The Long-Term Care ETF	All asset levels	0.50
The Obesity ETF	All asset levels	0.50
The Organics ETF	All asset levels	0.50

Effective November 1, 2018, each Fund has implemented a new management fee rate schedule, as shown in the table below (expressed as an annual rate). The fee is based on the Fund’s daily net assets.

Fund Name	Daily Net Assets of the Fund	Contractual Management Fees (%) (annual rate)
The Long-Term Care ETF	$0-$500 million Next $500 million Over $1 billion	0.35 0.28 0.20
The Obesity ETF	$0-$500 million Next $500 million Over $1 billion	0.35 0.28 0.20
The Organics ETF	$0-$500 million Next $500 million Over $1 billion	0.35 0.28 0.20

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Supplement dated November 1, 2018

to the Currently Effective Prospectus

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Mortgage-Backed Securities ETF (the “Fund”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital as the Fund’s assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.35%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

The Fund’s Prospectus is supplemented as indicated below:

1.	The following replaces corresponding information under “Management of the Fund—Management Expenses”:

The following table reflects the Fund’s contractual Management Fee rate (expressed as an annual rate) through October 31, 2018. The rate shown is a fixed rate based on the Fund’s average daily net assets.

Fund Name	Average Daily Net Assets of the Fund	Contractual Management Fee (%) (annual rate)
Janus Henderson Mortgage-Backed Securities ETF	All Asset Levels	0.35

Effective November 1, 2018, the Fund has implemented a new management fee rate schedule, as shown in the table below (expressed as an annual rate). The rates shown are fixed rates based on the Fund’s daily net assets.

Fund Name	Daily Net Assets of the Fund	Contractual Management Fee (%) (annual rate)
Janus Henderson Mortgage-Backed Securities ETF	$0-$500 million Next $500 million Over $1 billion	0.35 0.28 0.20

The chart below shows the Fund’s hypothetical, blended fee rate based on the Fund’s daily net assets at varying asset levels.

Fund Assets	Effective Blended Rate Management Fee (%) (annual rate)
$500 million	0.35
$750 million	0.327
$1.0 billion	0.315
$1.25 billion	0.292
$1.5 billion	0.277
$2.0 billion	0.258
$2.5 billion	0.246
$3.0 billion	0.238
$4.0 billion	0.229
$5.0 billion	0.223
$6.0 billion	0.219

Please retain this Supplement with your records.

2

Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Supplement dated November 1, 2018

to the Currently Effective Statement of Additional Information

The following replaces the corresponding information under “Investment Adviser-Janus Capital Management LLC”:

The Fund pays a monthly Management Fee to Janus Capital for its services. The fee is based on the average daily net assets of the Fund and is calculated at the following annual rate through October 31, 2018.

Fund Name	Average Daily Net Assets of the Fund	Contractual Management Fees (%) (annual rate)
Janus Henderson Mortgage-Backed Securities ETF	All Asset Levels	0.35

Effective November 1, 2018, the Fund has implemented a new management fee rate schedule, as shown in the table below (expressed as an annual rate). The fee is based on the Fund’s daily net assets.

Fund Name	Daily Net Assets of the Fund	Contractual Management Fees (%) (annual rate)
Janus Henderson Mortgage-Backed Securities ETF	$0-$500 million Next $500 million Over $1 billion	0.35 0.28 0.20

Please retain this Supplement with your records.